Plan Description and Summary of Significant Plan Provisions (Details Narrative) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2022
DisclosureLineItemElements [Line Items]
Share based compensation plan adoption date	Nov. 12, 2012
Number of shares issued	1,300,000		500,000
Available for issuance under Plan	25,923	97,076
EBP, Accrued Expense	$ 25,000
Minimum [Member]
DisclosureLineItemElements [Line Items]
Participant compensation matched percentage	1.00%
Maximum [Member]
DisclosureLineItemElements [Line Items]
Participant compensation matched percentage	15.00%